Borrowings - Interest Rate and Interest Differential Analysis (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Debt Instrument [Line Items]
Debt	$ 572,270,000	$ 498,641,492
AAA Class A-1 Notes | Senior Notes
Debt Instrument [Line Items]
Debt	$ 395,500,000
AAA Class A-1 Notes | Senior Notes | SOFR
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.40%